Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
24. Subsequent Events

On February 28, 2020, we completed the previously announced sale of Global Marine Holdings Limited which represented the Marine Services segment, refer to Note 23. Discontinued Operations for further details.

On March 13, 2020, HC2 entered into a $15.0 million secured revolving credit agreement (the “2020 Revolving Credit Agreement”) with MSD PCOF Partners IX, LLC. The 2020 Revolving Credit Agreement matures in June 2021. Loans under the Revolving Credit Agreement bear interest at a per annum rate equal to, at HC2's option, one, two or three month LIBOR plus a margin of 6.75%.

On April 16, 2020, R2 received $10 million in funding from Huadong Medicine Company Limited as part of Huadong's $30 million Series B equity investment in R2. These funds will be used to commercialize R2's revolutionary CryoAesthetic technology which promises physicians a new way to lighten, brighten and rejuvenate skin. This investment represents the second tranche of Huadong's investment at an approximate post-money valuation of $90 million and reduces Pansend's ownership by 7.8% to 56.1%.

On May 12, 2020 (the "First HMN Close") the Company, through an indirect subsidiary New Saxon 2019 Ltd. ("New Saxon"), completed the sale of 30% of its 49% interest of HMN. The remaining 19% interest of HMN is retained by New Saxon and subject to a put option agreement by New Saxon, exercisable starting on the second year anniversary of the closing date of the First HMN Close at a price equal to the greater of the share price paid for the 30% interest or fair market value as of the exercisable date.

On June 20, 2020, with the proceeds received from the partial sale of HMN, the Company redeemed $50.6 million of its 11.50% Senior Secured Notes, due 2021.

On August 2, 2020, the Company issued a notice of termination, effectively ending the Services Agreement with HCP, a former related party.

On August 6, 2020 the Energy segment entered into a new credit facility M&T bank. Proceeds from the loan and cash on hand were used to pay down the existing credit facilities with M&T and Pioneer as well as redeem its outstanding $14.0 million preferred stock, which carried a 14% interest rate. The new credit facility is comprised of a $57.0 million term loan facility, a $2.5 million revolving line of credit and an $8.0 million delayed draw term loan ear-marked for new station build, as well as a $10.0 million accordion feature.

On August 10, 2020 the Company and MSD PCOF Partners IX, LLC agreed to extend maturity of the 2020 Revolving Credit Agreement to September 1, 2021.

On August 31, 2020, the Company issued a press release announcing that its Broadcasting segment had amended the terms of its privately placed secured notes (the “Broadcasting Notes”) comprised of a $39.3 million Tranche A piece funded by an affiliate of MSD Partners, L.P., along with a $42.5 million Tranche B piece funded by an institutional lender. As part of the amendments, the maturity date of the Broadcasting Notes had been extended to October 2021 and HC2 Broadcasting Holdings, Inc., an indirect subsidiary of HC2, was permitted to sell certain non-core full power stations and use the proceeds therefrom to reduce amounts owed under the Broadcasting Notes. The terms of the Broadcasting Notes were otherwise substantially unchanged.
On September 9, 2020, the Company announced that its Board of Directors (the “Board”) had approved a plan to proceed with steps to launch a $65.0 million rights offering for its common stock. The Company filed a registration statement on Form S-3 with the Securities and Exchange Commission (“SEC”). Subject to final approval of the rights offering by the Board, the Company expects to launch the rights offering as the Registration Statement was declared effective by the SEC on September 23, 2020.

On October 2, 2020, ICS Group Holdings Inc., a subsidiary of the Company, entered into a Stock Purchase Agreement with GoIP Global, Inc., a company that provides cable and pay television services and offers a range of mobile media services, solutions and tools for brands, agencies, content providers, online portals, entertainment and media companies, for the sale of ICS, its wholly-owned subsidiary for a total consideration of $1.0 million, subject to working capital adjustments.